Long-term debt (Tables)	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Disclosure of long-term debt

	As at September 30, 2024	As at September 30, 2023
	$	$
2014 U.S. Senior Notes of $473,025 (U.S. $350,000)[1]	—	473,808
2021 U.S. Senior Notes of $810,900 (U.S. $600,000) repayable in September 2026 and of $540,600 (U.S. $400,000) repayable in September 2031[2]	1,342,758	1,342,714
2021 CAD Senior Notes of $600,000 repayable in September 2028[3]	597,212	596,550
2024 CAD Senior Notes of $300,000 repayable in September 2027 and of $450,000 repayable in September 2029[4]	746,144	—
Unsecured committed term loan credit facility[5]	—	676,886
Other long-term debt	2,194	10,363
	2,688,308	3,100,321
Current portion	999	1,158,971
	2,687,309	1,941,350
1    In September 2024, the Company repaid the last two series of the senior unsecured notes issued in 2014 of U.S.$350,000,000 (2014 U.S. Senior Notes), for a total amount of $475,825,000, and settled the related cross-currency swaps (Note 32).
[2]    The senior unsecured notes issued in 2021 of U.S. $1,000,000,000 (2021 U.S. Senior Notes) are comprised of two series of senior unsecured notes with a weighted average maturity of 4 years and a weighted average interest rate of 1.79%. As at September 30, 2024, these represent an amount of $1,351,500,000, less financing fees.
3    As at September 30, 2024, an amount of $600,000,000 was borrowed, less financing fees. The senior unsecured notes issued in 2021 of $600,000,000 (2021 CAD Senior Notes) are due in September 2028, with an interest rate of 2.10%.
4    In September 2024, the Company issued senior unsecured notes (2024 CAD Senior Notes) for a total principal amount of $750,000,000, less financing fees. This issuance is comprised of two series of senior unsecured notes with a weighted average maturity of 4 years and a weighted average interest rate of 4.08%.
5    In December 2023, the Company repaid in full its unsecured committed term loan credit facility of U.S. $500,000,000, for a total amount of $670,350,000. The Company also settled the related cross-currency swaps (Note 32).